Risk (Details 1) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Risk
Current financial assets (securities and accrued interest)	€ 4,014,861	€ 8,333,240
Cash and cash equivalents	10,550,217	22,530,687
Total assets exposed to the risk	€ 14,565,078	€ 30,863,927